INVENTORIES	6 Months Ended
Jun. 30, 2021
INVENTORIES
INVENTORIES

9.INVENTORIES

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Raw materials	4,919	6,281
Work in progress	1,040	1,040
Finished goods	128,155	151,630
	134,114	158,951
Less: Inventory impairment provision	(106,750)	(106,750)
Total	27,364	52,201

The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Carrying amount of inventories sold	16,625	43,108
Write down of inventories (included in cost of sales)	—	—
	16,625	43,108